Cash and cash equivalents - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [line items]
Bank balances	$ 55	$ 95
Bank overdrafts	51	87
Local countries which do not have the current ability to repatriate funds through dividends [member]
Cash and cash equivalents [line items]
Restricted Cash and cash equivalents	44	16
UK Portfolio [member]
Cash and cash equivalents [line items]
Restricted Cash and cash equivalents	$ 5	$ 6
Maximum [member]
Cash and cash equivalents [line items]
Short-term deposits and repurchase agreements maturity period	3 years